Income Taxes - Additional Information (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2021 USD ($)
Income Taxes [Line Items]
Statutory income tax rate		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Operating loss carry forward		¥ 0
Term of operating loss carry forward		5 years	5 years
Withholding income tax rate	10.00%
Accumulated undistributed earnings of Group's PRC subsidiaries		¥ 4,600,000,000
Withholding tax rate on dividends distributed by a FIE		10.00%	10.00%
Reduced withholding tax rate, if the foreign investor owns directly at least 25% of the shares of the FIE		5.00%	5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate		25.00%	25.00%
Undistributed earning		¥ 5,187,323,000		¥ 3,989,767,000				$ 814,005
Increase in unrecognized tax benefit		¥ 0		¥ 0		¥ 0
Earliest Tax Year
Income Taxes [Line Items]
Operating loss carry forwards expiration year		2022	2022
Latest Tax Year
Income Taxes [Line Items]
Operating loss carry forwards expiration year		2027	2027
Inland Revenue, Hong Kong
Income Taxes [Line Items]
Statutory income tax rate		16.50%	16.50%
State Administration of Taxation, People's Republic of China
Income Taxes [Line Items]
Statutory income tax rate		25.00%	25.00%
Hong Kong
Income Taxes [Line Items]
Assessable profits threshold for preferential income tax rate | $			$ 2		$ 2		$ 2
Preferential Income Tax Rate		8.25%	8.25%
Statutory income tax rate		16.50%	16.50%
Peoples Republic of China and Hong Kong
Income Taxes [Line Items]
Preferential Income Tax Rate		15.00%	15.00%
Operating loss carry forward		¥ 2,019,141,000
Variable Interest Entity, Primary Beneficiary | Mainland China
Income Taxes [Line Items]
Undistributed earning		¥ 2,400,000,000